1
Nuveen Global Net Zero Transition ETF (NTZG)
Portfolio of Investments October 31, 2022
(Unaudited)
Shares Description (1) Value
LONG-TERM INVESTMENTS - 95.4%
COMMON STOCKS - 95.4%
Communication Services - 4.0%
800 Alphabet Inc, Class A (2) $ 75,608
3,688 AT&T Inc 67,232
572 Walt Disney Co (2) 60,941
Total Communication Services 203,781
Consumer Discretionary - 9.8%
1,320 Amazon.com Inc (2) 135,221
280 EssilorLuxottica SA 44,375
148 Kering SA 67,828
256 McDonald's Corp 69,801
476 NIKE Inc, Class B 44,115
612 Starbucks Corp 52,993
5,636 Toyota Motor Corp (2) 78,093
Total Consumer Discretionary 492,426
Consumer Staples - 7.1%
1,448 Diageo PLC 59,984
308 J M Smucker Co/The 46,404
476 Procter & Gamble Co 64,103
772 Reckitt Benckiser Group PLC 51,375
952 Walmart Inc 135,498
Total Consumer Staples 357,364
Energy - 9.5%
1,692 Baker Hughes Co 46,801
588 Cheniere Energy Inc 103,729
1,624 Neste Oyj 71,169
272 Pioneer Natural Resources Co 69,744
1,300 Reliance Industries Ltd, Sponsored GDR, 144A 79,365
3,940 Shell PLC 109,053
Total Energy 479,861
Financials - 8.5%
448 Bank of Montreal 41,215
20,372 Barclays PLC 34,658
236 Chubb Ltd 50,714
965 Commonwealth Bank of Australia 64,595
1,448 Fifth Third Bancorp 51,679
3,856 ING Groep NV 37,936
434 London Stock Exchange Group PLC 37,806
672 MetLife Inc 49,197
1,292 Wells Fargo & Co 59,419
Total Financials 427,219
Health Care - 13.0%
586 AstraZeneca PLC 69,183
916 Centene Corp (2) 77,979
292 Cigna Corp 94,334
324 Eli Lilly & Co 117,317
424 Johnson & Johnson 73,763
700 Medtronic PLC 61,138
1,120 Merck & Co Inc 113,344
1,088 Siemens Healthineers AG, 144A 50,089
Total Health Care 657,147

Nuveen Global Net Zero Transition ETF (NTZG)
(continued)
Portfolio of Investments
October 31, 2022
(Unaudited)
2
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Shares Description (1) Value
Industrials - 8.6%
1,752 Flowserve Corp $ 50,247
280 Honeywell International Inc 57,126
420 Quanta Services Inc 59,657
784 Schneider Electric SE 99,384
396 Trane Technologies PLC 63,213
236 Union Pacific Corp 46,525
598 Vinci SA 55,073
Total Industrials 431,225
Information Technology - 22.6%
35 Adyen NV, 144A (2) 50,249
454 Block Inc (2) 27,272
112 Broadcom Inc 52,653
280 Capgemini SE 46,008
14,000 E Ink Holdings Inc 89,285
2,100 Infineon Technologies AG 51,141
88 Keyence Corp 33,344
108 KLA Corp 34,177
240 Mastercard Inc, Class A 78,763
3,000 MediaTek Inc 54,931
816 Microsoft Corp 189,418
716 Murata Manufacturing Co Ltd 35,165
1,516 ON Semiconductor Corp (2) 93,128
1,268 Oracle Corp 98,993
536 Salesforce Inc (2) 87,148
60 Samsung SDI Co Ltd 31,044
1,350 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored
ADR (2)
83,092
Total Information Technology 1,135,811
Materials - 3.8%
2,254 BHP Group Ltd 53,848
548 Crown Holdings Inc 37,587
332 Linde PLC 98,720
Total Materials 190,155
Real Estate - 2.0%
1,484 American Homes 4 Rent, Class A 47,399
1,704 VICI Properties Inc 54,562
Total Real Estate 101,961
Utilities - 6.5%
1,052 Constellation Energy Corp 99,456
828 Dominion Energy Inc 57,935
9,580 Enel SpA 42,788
668 NextEra Energy Inc 51,770
1,900 RWE AG 73,218
Total Utilities 325,167
Total Long-Term Investments (cost $4,739,968) 4,802,117
Other Assets Less Liabilities - 4.6% 233,060
Net Assets - 100% $ 5,035,177

Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 4,722,752 $ 79,365 $ – $ 4,802,117
Total
$ 4,722,752 $ 79,365 $ – $ 4,802,117
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
GDR Global Depositary Receipt